Interest expense	12 Months Ended
Dec. 31, 2021
Interest income and interest expense
Interest expense
20. Interest expense
Interest expense consists of the following
:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Interest expense in relation to nonrecourse securitization debt	(38)	—	—
Interest expense in relation to unsecured senior notes, bank borrowings and others	(687)	(1,125)	(1,213)

Total	(725)	(1,125)	(1,213)